Stockholders' Equity Stockholders' Equity (Details)								1 Months Ended	3 Months Ended							6 Months Ended				7 Months Ended	12 Months Ended
		Feb. 19, 2016 USD ($)	Nov. 03, 2015 USD ($)	Jun. 29, 2015 USD ($) shares	Jan. 02, 2015 USD ($)	Jul. 29, 2014 USD ($) shares	Jul. 22, 2013 USD ($) $ / shares shares	Jul. 31, 2013 USD ($)	Mar. 31, 2016 USD ($) $ / shares MW shares		Dec. 31, 2015 USD ($) $ / shares MW shares		Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Jun. 30, 2016 USD ($) $ / shares MW shares		Jun. 30, 2015 USD ($)	[1]	Jul. 22, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares MW shares		Dec. 31, 2014 USD ($) $ / shares shares		Dec. 31, 2013 USD ($) [2]	Nov. 02, 2015 USD ($) MW
Statement of Stockholders' Equity
Dividends Payable, Date Declared									Apr. 26, 2016							Jul. 26, 2016					Feb. 17, 2016
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares											$ 0.215		$ 0.210	$ 0.20	$ 0.39
Common Stock, Par or Stated Value Per Share | $ / shares																							$ 0.01
Proceeds from the issuance of common stock							$ 468,000,000									$ 0		$ 600,000,000			$ 599,000,000		$ 630,000,000	[2]	$ 468,000,000
Expense Related to Distribution or Servicing and Underwriting Fees							$ 27,000,000
Common Stock, Dividends, Per Share, Declared | $ / shares									$ 0		$ 0					$ 0.24
Preferred Stock, Shares Authorized | shares							10,000,000		10,000,000		10,000,000					10,000,000				10,000,000	10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares							$ 0.01		$ 0.01		$ 0.01					$ 0.01				$ 0.01	$ 0.01		$ 0.01
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued									$ 0	[3]	$ 0	[3],[4]				$ 0					$ 0	[3],[4]	$ 0	[4]
Payments of Capital Distribution									$ 4,000,000							$ (6,000,000)				$ 312,000,000	$ 59,000,000		$ 335,000,000	[2]	$ 648,000,000
Dividends Payable, Date to be Paid									Jun. 15, 2016							Sep. 15, 2016					Mar. 15, 2016
Dividends Payable, Date of Record									Jun. 01, 2016							Sep. 01, 2016					Mar. 01, 2016
Power Generation Capacity, Megawatts | MW									4,687	[5]	4,687	[6]				4,686	[7]				4,687	[6]
Common Class A [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares							500,000,000		500,000,000		500,000,000					500,000,000				500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.01		$ 0.01					$ 0.01					$ 0.01
Common Class D [Member]
Statement of Stockholders' Equity
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares									$ 0.225
Common Stock, Shares Authorized | shares									500,000,000		500,000,000					500,000,000					500,000,000		500,000,000
Common Stock, Voting Rights																					1/100th
Common Class B [Member]
Statement of Stockholders' Equity
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares									$ 0.225
Common Stock, Shares Authorized | shares							500,000,000		500,000,000		500,000,000					500,000,000				500,000,000	500,000,000
Common Class C [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares									500,000,000		500,000,000					500,000,000					500,000,000		500,000,000
Proceeds from the issuance of common stock				$ 599,000,000
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions				$ 21,000,000
Public Shareholders [Member] | Common Class A [Member]
Statement of Stockholders' Equity
Sale of Stock, Number of Shares Issued in Transaction | shares						12,075,000	22,511,250
Proceeds from the issuance of common stock						$ 630,000,000
NRG
Statement of Stockholders' Equity
Payments to Acquire Interest in Subsidiaries and Affiliates								$ 395,000,000
NRG | Common Class B [Member]
Statement of Stockholders' Equity
Sale of Stock, Number of Shares Issued in Transaction | shares							42,738,750
NRG Yield, Inc. [Member]
Statement of Stockholders' Equity
Preferred Stock, Shares Authorized | shares											10,000,000										10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares											$ 0.01										$ 0.01		$ 0.01
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued											$ 0										$ 0		$ 0	[8]
NRG Yield, Inc. [Member] | Common Class A [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares											500,000,000										500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.01										$ 0.01		$ 0.01
NRG Yield, Inc. [Member] | Common Class B [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares											500,000,000										500,000,000		500,000,000
NRG Yield LLC | NRG
Statement of Stockholders' Equity
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				46.70%		46.70%			46.70%							46.70%					46.70%
NRG Yield LLC | NRG Yield, Inc. [Member]
Statement of Stockholders' Equity
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				53.30%		53.30%	34.50%		53.30%							53.30%					53.30%
2015 Drop Down Asssets [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses																					$ 109,000,000
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax											$ 32,000,000										32,000,000
November 2015 Drop Down Assets [Member]
Statement of Stockholders' Equity
Business Acquisition, Percentage of Voting Interests Acquired																										75.00%
Number of Facilities																										12
Payments to Acquire Businesses, Gross		$ 207,000,000	$ 209,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			193,000,000																				$ 198,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			282,000,000
January 2015 Drop Down Assets [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses					$ 61,000,000
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax					$ 23,000,000
June 2014 Drop Down Assets [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses																					$ 113,000,000
Wind Farms [Member]
Statement of Stockholders' Equity
Power Generation Capacity, Megawatts | MW									1,999	[5]	1,999					1,999	[7]				1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Statement of Stockholders' Equity
Power Generation Capacity, Megawatts | MW	[5],[7]																									814
Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Statement of Stockholders' Equity
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 159,000,000								$ 159,000,000										$ 159,000,000		$ 199,000,000
Over-Allotment Option [Member] | NRG Yield, Inc. [Member] | Common Class C [Member]
Statement of Stockholders' Equity
Sale of Stock, Number of Shares Issued in Transaction | shares				3,678,000

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[6]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[7]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[8]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.